Annual Total Returns- Invesco Treasury Obligations Portfolio (Resource) [BarChart] - Resource - Invesco Treasury Obligations Portfolio - Resource Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.02%	0.03%	0.03%	0.10%	0.13%	0.55%	1.56%	1.88%	0.30%